United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Six months ended 06/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2015
Federated Mortgage Core Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	77.5%
Non-Agency Mortgage-Backed Securities	10.5%
Asset-Backed Securities	4.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.9%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Derivative Contracts[2,3]	0.0%
Cash Equivalent[4]	2.7%
Repurchase Agreements—Collateral[5]	18.2%
Other Assets and Liabilities—Net[6]	(18.1)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2015 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.9%
		Federal National Mortgage Association ARM—0.9%
$16,905,689		3.038%, 1/1/2044 (IDENTIFIED COST $17,389,086)	$17,485,464
		ASSET-BACKED SECURITIES—4.5%
		Auto Receivables—3.9%
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	12,936,365
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,345,361
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,132,798
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,090,150
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,604,784
		TOTAL	79,109,458
		Single Family Rental Securities—0.6%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.285%, 6/17/2031	11,295,680
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $90,261,943)	90,405,138
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.7%
		Agency Commercial Mortgage-Backed Securities—2.9%
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.484%, 5/25/2045	12,670,068
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.987%, 1/25/2047	7,229,936
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	14,324,096
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,113,856
		TOTAL	58,337,956
		Non-Agency Commercial Mortgage-Backed Securities—1.8%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.975%, 4/10/2046	22,259,499
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.235%, 7/15/2046	12,546,181
		TOTAL	34,805,680
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $92,733,455)	93,143,636
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.5%
		Government National Mortgage Association—1.0%
19,493,105		REMIC 2013-H20 FA, 0.782%, 8/20/2063	19,617,081
		Non-Agency Mortgage-Backed Securities—10.5%
1,020,531		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,005,631
2,053,039		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,993,405
3,473,971		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,172,819
954,920		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	789,256
6,549,119	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	6,552,128
23,770,461	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	23,150,623
20,189,617	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	18,604,930
7,890,065	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	7,985,525
15,468,168	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	15,609,343
2,680,709		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,501,145
1,556,112		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.780%, 8/25/2035	1,418,405
781,478		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	780,376
6,478,175		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	6,510,611
17,062,713		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	15,475,986
16,119,576		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	14,542,975
27,717,096		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	25,322,442
18,312,497		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	18,002,637
Semi-Annual Shareholder Report
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$7,492,054	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	$7,722,570
21,740,141	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	21,932,671
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,351,047
5,116,489		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,458,890
		TOTAL	209,883,415
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $239,025,555)	229,500,496
		MORTGAGE-BACKED SECURITIES—75.6%
		Federal Home Loan Mortgage Corporation—18.9%
35,000,000	[3]	2.500%, 7/1/2030	35,358,204
42,522,319		3.000%, 3/1/2045	42,223,336
85,452,691	[3]	3.500%, 6/1/2026 - 7/1/2045	88,046,099
71,830,314	[3]	4.000%, 2/1/2020 - 7/1/2045	76,275,233
61,668,664		4.500%, 6/1/2019 - 7/1/2041	66,574,464
40,849,588		5.000%, 7/1/2019 - 5/1/2041	44,954,282
15,067,155		5.500%, 3/1/2021 - 5/1/2040	16,780,518
1,553,287		6.000%, 7/1/2029 - 9/1/2037	1,770,276
2,507,937		6.500%, 9/1/2016 - 4/1/2038	2,885,419
631,667		7.000%, 10/1/2020 - 9/1/2037	737,859
222,662		7.500%, 8/1/2029 - 5/1/2031	265,067
264,817		8.000%, 3/1/2030 - 3/1/2031	320,842
6,574		8.500%, 9/1/2025	7,857
171		9.500%, 4/1/2021	184
		TOTAL	376,199,640
		Federal National Mortgage Association—42.5%
59,621,495	[3]	2.500%, 1/1/2030 - 7/1/2030	60,304,911
87,088,676	[3]	3.000%, 10/1/2027 - 9/1/2043	89,139,987
268,136,993	[3]	3.500%, 11/1/2025 - 7/1/2045	276,976,877
214,205,386	[3]	4.000%, 12/1/2025 - 7/1/2045	227,998,357
111,697,652		4.500%, 12/1/2019 - 6/1/2044	121,213,420
29,676,585		5.000%, 5/1/2023 - 10/1/2041	32,853,959
18,478,638		5.500%, 4/1/2016 - 4/1/2041	20,805,613
10,936,117		6.000%, 5/1/2016 - 2/1/2039	12,511,386
3,131,542		6.500%, 11/1/2016 - 10/1/2038	3,614,617
2,417,821		7.000%, 1/1/2016 - 6/1/2037	2,823,871
305,176		7.500%, 12/1/2015 - 6/1/2033	359,315
53,120		8.000%, 7/1/2023 - 3/1/2031	63,508
2,045		9.000%, 11/1/2021 - 6/1/2025	2,344
		TOTAL	848,668,165
		Government National Mortgage Association—14.2%
129,005,217	[3]	3.500%, 12/15/2040 - 7/20/2045	133,684,237
70,451,497		4.000%, 9/15/2040 - 12/20/2044	74,793,845
37,559,866		4.500%, 1/15/2039 - 11/15/2043	40,818,886
24,841,771		5.000%, 1/15/2039 - 7/15/2040	27,614,574
3,706,328		5.500%, 12/15/2038 - 2/15/2039	4,188,293
1,239,984		6.000%, 10/15/2028 - 6/15/2037	1,416,857
285,248		6.500%, 10/15/2028 - 2/15/2032	331,810
552,077		7.000%, 11/15/2027 - 12/15/2031	649,355
181,436		7.500%, 7/15/2029 - 1/15/2031	217,813
276,384		8.000%, 1/15/2022 - 11/15/2030	333,194
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$13,360		8.500%, 3/15/2022 - 9/15/2029	$15,351
1,203		9.500%, 10/15/2020	1,387
		TOTAL	284,065,602
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,480,554,508)	1,508,933,407
		REPURCHASE AGREEMENTS—20.9%
55,321,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416.	55,321,000
149,208,000	[4,5]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 6/11/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,027,500 on 7/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2055 and the market value of those underlying securities was $308,955,743.	149,208,000
112,182,000	[4,5]	Interest in $122,273,000 joint repurchase agreement 0.10%, dated 6/18/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $122,283,869 on 7/20/2015. These securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2019 and the market value of those underlying securities was $124,725,660.	112,182,000
101,609,000	[4,5]	Repurchase agreement 0.11%, dated 6/16/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $101,618,314 on 7/16/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2019 and the market value of those underlying securities was $103,646,707.	101,609,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	418,320,000
		TOTAL INVESTMENTS—118.1% (IDENTIFIED COST $2,338,284,547)[6]	2,357,788,141
		OTHER ASSETS AND LIABILITIES - NET—(18.1)%[7]	(361,329,554)
		TOTAL NET ASSETS—100%	$1,996,458,587
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Notes 10-Year Futures Short	120	$15,140,625	September 2015	$58,782
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $194,234,297, which represented 9.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $181,883,250, which represented 9.1% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,338,963,440.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2015.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$17,485,464	$—	$17,485,464
Asset-Backed Securities	—	90,405,138	—	90,405,138
Commercial Mortgage-Backed Securities	—	93,143,636	—	93,143,636
Collateralized Mortgage Obligations		229,500,496		229,500,496
Mortgage-Backed Securities	—	1,508,933,407	—	1,508,933,407
Repurchase Agreements	—	418,320,000	—	418,320,000
TOTAL SECURITIES	$—	$2,357,788,141	$—	$2,357,788,141
OTHER FINANCIAL INSTRUMENTS*	$58,782	$—	$—	$58,782
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.97	$9.71	$10.20	$10.20	$10.06	$10.05
Income From Investment Operations:
Net investment income	0.12[1]	0.27[1]	0.24[1]	0.26[1]	0.33[1]	0.44[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	0.29	(0.45)	0.06	0.21	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.56	(0.21)	0.32	0.54	0.50
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)	(0.28)	(0.32)	(0.40)	(0.49)
Net Asset Value, End of Period	$9.88	$9.97	$9.71	$10.20	$10.20	$10.06
Total Return[2]	0.52%	5.89%	(2.04)%	3.14%	5.45%	5.04%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.02%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Net investment income	2.34%[3]	2.74%	2.41%	2.59%	3.25%	4.37%
Expense waiver/reimbursement[5]	0.00%[3]	0.01%	0.03%	0.08%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,996,459	$1,864,143	$1,399,693	$2,480,305	$3,165,802	$1,959,812
Portfolio turnover	161%	179%	200%	257%	226%	176%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	40%	67%	71%	52%	60%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$418,320,000
Investment in securities	1,939,468,141
Total investment in securities, at value (Note 5) (identified cost $2,338,284,547)		$2,357,788,141
Cash		743,270
Restricted cash (Note 2)		295,000
Income receivable		5,053,044
Receivable for daily variation margin		3,755
TOTAL ASSETS		2,363,883,210
Liabilities:
Payable for investments purchased	362,906,486
Payable for shares redeemed	160,000
Income distribution payable	4,271,621
Payable for Directors'/Trustees' fees (Note 5)	480
Accrued expenses (Note 5)	86,036
TOTAL LIABILITIES		367,424,623
Net assets for 201,995,241 shares outstanding		$1,996,458,587
Net Assets Consist of:
Paid-in capital		$2,012,739,702
Net unrealized appreciation of investments and futures contracts		19,562,376
Accumulated net realized loss on investments and futures contracts		(30,602,497)
Distributions in excess of net investment income		(5,240,994)
TOTAL NET ASSETS		$1,996,458,587
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,996,458,587 ÷ 201,995,241 shares outstanding, no par value, unlimited shares authorized		$9.88
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest		$24,480,335
Expenses:
Custodian fees	$45,523
Transfer agent fee	80,103
Directors'/Trustees' fees (Note 5)	4,556
Auditing fees	14,132
Legal fees	4,631
Portfolio accounting fees	112,668
Printing and postage	4,088
Miscellaneous (Note 5)	5,594
TOTAL EXPENSES	271,295
Net investment income		24,209,040
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		3,862,529
Net realized loss on futures contracts		(1,783,124)
Net change in unrealized appreciation of investments		(15,367,542)
Net change in unrealized depreciation of futures contracts		295,642
Net realized and unrealized loss on investments and futures contracts		(12,992,495)
Change in net assets resulting from operations		$11,216,545
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,209,040	$43,661,707
Net realized gain on investments and futures contracts	2,079,405	4,479,732
Net change in unrealized appreciation/depreciation of investments and futures contracts	(15,071,900)	40,297,257
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,216,545	88,438,696
Distributions to Shareholders:
Distributions from net investment income	(29,788,028)	(48,935,477)
Share Transactions:
Proceeds from sale of shares	440,841,670	647,181,016
Net asset value of shares issued to shareholders in payment of distributions declared	2,750,977	5,058,354
Cost of shares redeemed	(292,706,009)	(227,291,841)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	150,886,638	424,947,529
Change in net assets	132,315,155	464,450,748
Net Assets:
Beginning of period	1,864,143,432	1,399,692,684
End of period (including undistributed (distributions in excess of) net investment income of $(5,240,994) and $337,994, respectively)	$1,996,458,587	$1,864,143,432
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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11

The average notional value of short futures contracts held by the Fund throughout the period was $121,263,985. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$ 12,351,047
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$58,782*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,783,124)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$295,642
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2015	Year Ended 12/31/2014
Shares sold	44,026,518	65,400,945
Shares issued to shareholders in payment of distributions declared	275,333	511,653
Shares redeemed	(29,239,319)	(23,066,141)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	15,062,532	42,846,457
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4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $2,338,963,440. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $18,824,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,172,057 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,347,356.
At December 31, 2014, the Fund had a capital loss carryforward of $38,804,459 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$24,253,044	$3,273,807	$27,526,851
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and dollar-roll transactions, for the six months ended June 30, 2015, were as follows:
Purchases	$135,217,419
Sales	$80,620,616
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,005.20	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.65	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated Mortgage Core Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report
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the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
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Federated Mortgage Core Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200

31866 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
High Yield Bond Portfolio

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	12.2%
Health Care	9.0%
Media Entertainment	7.6%
Independent Energy	5.7%
Midstream	5.7%
Packaging	5.1%
Automotive	5.0%
Cable Satellite	4.7%
Financial Institutions	4.1%
Wireless Communications	4.0%
Food & Beverage	3.8%
Retailers	3.7%
Gaming	3.4%
Pharmaceuticals	3.1%
Chemicals	2.5%
Other[2]	17.8%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	0.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Aerospace/Defense—0.9%
$5,600,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$5,683,384
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,171,031
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,080,000
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	7,394,125
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,441,438
1,925,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	1,912,969
		TOTAL	23,682,947
		Automotive—5.0%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,345,000
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,351,875
5,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,675,000
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,110,000
10,300,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	9,373,000
5,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,725,859
1,100,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	1,124,347
825,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	835,123
3,975,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	4,130,220
2,475,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,423,592
7,450,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,636,250
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,100,625
3,875,000		Lear Corp., 4.75%, 1/15/2023	3,836,250
5,900,000		Lear Corp., 5.25%, 1/15/2025	5,826,250
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,779,500
9,750,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	10,432,500
3,600,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	3,609,000
3,450,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,381,000
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	793,125
8,825,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	9,564,094
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,279,687
2,775,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	2,719,500
7,175,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	7,103,250
4,075,000		Tenneco, Inc., Company Guarantee, 6.875%, 12/15/2020	4,278,750
3,025,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,123,312
10,425,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	9,330,375
800,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	789,000
3,475,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	3,383,781
		TOTAL	134,060,265
		Building Materials—2.4%
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,450,875
7,425,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	7,592,062
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,846,656
3,100,000		Anixter International, Inc., 5.625%, 5/1/2019	3,305,375
6,425,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	6,672,363
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,017,500
800,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	850,000
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,710,594
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$4,975,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	$5,323,250
9,425,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	10,108,312
6,400,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	6,480,000
5,925,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,191,625
2,125,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	2,183,438
1,925,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,021,250
975,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	975,000
		TOTAL	64,728,300
		Cable Satellite—4.7%
2,300,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	2,289,190
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	2,200,000
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,498,953
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,344,313
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	3,963,938
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,263,016
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,302,484
6,175,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,156,475
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,225,750
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,323,000
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,246,750
1,071,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,113,840
1,625,000		DISH DBS Corp., 5.00%, 3/15/2023	1,511,250
14,150,000		DISH DBS Corp., 5.875%, 7/15/2022	13,902,375
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,613,234
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	4,235,688
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	5,156,250
7,700,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	7,093,625
7,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,798,937
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,332,375
7,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,163,906
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,314,844
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,940,250
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,115,625
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,458,562
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,483,594
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,550,625
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	802,000
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,139,375
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,434,781
		TOTAL	127,975,005
		Chemicals—2.5%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,546,875
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,398,250
4,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	4,004,875
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,172,750
10,525,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,301,219
4,575,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,454,906
5,250,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,302,500
850,000		Georgia Gulf Corp., 4.875%, 5/15/2023	823,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	$2,952,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	7,441,500
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,428,562
5,525,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	5,455,937
9,100,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	9,441,250
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,792,750
1,800,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	1,829,250
		TOTAL	66,346,062
		Construction Machinery—0.8%
8,825,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	6,894,531
462,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	494,918
2,600,000		United Rentals, Inc., 4.625%, 7/15/2023	2,559,310
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,361,250
925,000		United Rentals, Inc., 7.375%, 5/15/2020	991,591
1,175,000		United Rentals, Inc., 7.625%, 4/15/2022	1,277,813
7,975,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	7,735,750
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,488,062
		TOTAL	22,803,225
		Consumer Cyclical Services—1.6%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,200,125
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,559,625
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	11,304,000
3,375,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,366,562
4,350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	4,306,500
7,765,000		ServiceMaster Co., 7.00%, 8/15/2020	8,240,606
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,532,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,801,625
		TOTAL	42,311,043
		Consumer Products—2.4%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,661,500
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,813,500
7,850,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	7,379,000
5,525,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	5,925,562
3,975,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	4,263,188
6,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	6,256,125
300,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	318,750
800,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	856,000
2,550,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	2,658,375
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	6,913,525
4,400,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	4,488,000
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,575,688
		TOTAL	66,109,213
		Diversified Manufacturing—1.0%
8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	8,131,719
7,200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	6,696,000
2,750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	2,846,250
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,429,125
		TOTAL	28,103,094
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—4.1%
$5,500,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	$5,541,250
1,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,453,625
4,050,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	4,171,500
5,550,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	5,938,500
1,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,378,438
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,373,000
6,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	6,545,000
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,442,900
1,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,779,750
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,729,375
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,899,875
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,496,563
8,925,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,248,531
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	757,625
4,150,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,098,125
11,175,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	11,426,437
6,050,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	6,050,000
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,732,812
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,884,281
2,475,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,654,438
3,800,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	3,363,000
9,500,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	9,120,000
		TOTAL	111,085,025
		Food & Beverage—3.8%
15,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	15,932,750
15,450,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	16,158,768
3,200,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,164,000
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,783,875
6,550,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	6,697,375
13,300,000		HJ Heinz Co., 4.25%, 10/15/2020	13,582,625
3,975,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	4,337,719
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	10,862,500
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,534,125
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,302,875
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	707,000
15,925,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	16,641,625
		TOTAL	101,705,237
		Gaming—3.4%
3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,100,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	3,111,469
4,625,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	4,763,750
3,525,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,784,750
3,425,000		Churchill Downs, Inc., 5.375%, 12/15/2021	3,527,750
4,875,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	4,984,687
3,325,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	3,433,063
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	9,972,625
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,798,720
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,892,750
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,630,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$10,250,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	$10,378,125
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,756,969
2,075,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,287,688
4,480,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,732,000
4,325,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,638,562
8,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,895,625
		TOTAL	91,689,158
		Health Care—9.0%
6,825,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	6,449,625
8,050,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	8,150,625
11,500,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	12,175,625
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,540,281
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,123,000
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,669,125
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,903,813
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,100,000
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,358,750
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,145,500
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,449,500
4,000,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,360,000
7,175,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,036,000
9,800,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	9,922,500
10,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,477,500
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,522,875
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,278,628
3,500,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	3,583,125
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	9,104,062
7,575,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,840,125
14,000,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	14,332,500
2,050,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	2,183,250
1,425,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	1,539,000
17,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	15,797,250
7,425,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	7,480,687
6,100,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	6,130,500
4,200,000	[1,2]	THC Escrow Corp. II, Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	4,291,875
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,282,083
11,825,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,977,937
6,850,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,730,125
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,068,125
6,525,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	6,965,437
11,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	11,528,281
6,125,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	6,446,563
		TOTAL	243,944,272
		Independent Energy—5.7%
5,900,000		Antero Resources Corp., 6.00%, 12/1/2020	5,988,500
3,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	2,968,750
1,475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	1,432,594
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,705,625
6,475,000		Approach Resources, Inc., 7.00%, 6/15/2021	5,859,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,525,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	$2,121,000
1,600,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	1,394,000
8,425,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	7,277,094
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	453,375
9,125,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	9,649,687
2,250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	1,631,250
1,075,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	881,500
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,389,750
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,253,250
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,209,500
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,278,500
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,166,750
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,424,250
2,350,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2023	2,364,688
4,350,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	4,681,687
2,975,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	981,750
1,550,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	511,500
6,225,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,551,812
750,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	763,125
2,600,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	2,577,250
2,525,000		Laredo Petroleum, 5.625%, 1/15/2022	2,512,375
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,431,500
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,088,563
8,775,000		Legacy Reserves, Series 144A, 6.625%, 12/1/2021	7,151,625
550,000		Linn Energy LLC, 6.50%, 5/15/2019	446,875
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	1,518,750
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,799,750
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	1,515,938
3,525,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,908,865
4,675,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	4,745,125
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,398,375
925,000	[1,2]	Northern Oil and Gas, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2020	837,125
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,550,000
1,300,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,326,000
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,525,000
3,300,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	3,390,750
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,182,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,600,625
4,978,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	4,854,297
5,900,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,885,250
775,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	798,250
2,275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,166,938
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,455,942
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	662,935
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	3,276,187
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	4,392,080
5,200,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	5,187,000
		TOTAL	155,125,182
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—2.1%
$3,725,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	$3,813,469
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,411,250
6,725,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,708,187
5,775,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,717,250
2,875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	2,857,922
2,175,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,049,938
7,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	7,433,750
5,934,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	6,215,865
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,799,500
1,125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,136,250
5,950,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,009,500
		TOTAL	57,152,881
		Leisure—0.8%
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	1,653,750
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,109,938
3,600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	3,658,320
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	970,125
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	849,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
3,750,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	3,675,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,826,910
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	7,277,500
		TOTAL	21,020,543
		Lodging—0.4%
2,600,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,830,750
2,725,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	2,663,688
5,175,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,401,147
1,175,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	1,157,375
		TOTAL	12,052,960
		Media Entertainment—7.6%
3,575,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,878,875
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,136,719
775,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	786,625
3,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,309,656
4,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,388,719
8,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	7,800,375
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,414,625
12,325,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	12,879,625
9,250,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	9,781,875
4,225,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	3,892,281
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	9,126,000
6,200,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,680,500
1,800,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,858,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,949,250
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	721,375
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	719,563
9,700,000		Gray Television, Inc., 7.50%, 10/1/2020	10,318,375
3,750,000		Lamar Media Corp., 5.00%, 5/1/2023	3,731,250
1,350,000		Lamar Media Corp., 5.875%, 2/1/2022	1,404,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$2,175,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	$2,215,781
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	128,281
3,000,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	3,045,000
7,625,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	7,834,687
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,130,437
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,117,344
8,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	8,383,125
3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	3,953,625
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,705,750
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,329,875
10,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	10,671,094
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,271,813
7,325,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	6,903,812
3,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	3,621,938
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,897,500
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,152,500
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,892,250
5,300,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	5,141,000
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	6,086,719
7,100,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	7,171,000
		TOTAL	205,431,719
		Metals & Mining—0.6%
3,525,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,522,797
1,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,812,600
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	847,875
3,125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	3,132,812
2,000,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	2,122,500
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,767,344
		TOTAL	15,205,928
		Midstream—5.7%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,681,011
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	885,798
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	586,500
4,075,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	4,217,625
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,724,051
1,650,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,693,725
3,025,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	3,153,563
16,650,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	17,349,300
4,175,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	4,216,750
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,283,188
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	6,296,875
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,339,609
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,007,500
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,146,000
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	6,331,764
3,950,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	3,880,875
1,900,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	1,862,000
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,554,000
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,979,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	$1,624,750
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	863,736
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,636,480
6,950,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	6,828,375
3,650,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,549,625
12,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	12,505,000
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,677,613
2,150,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,236,000
6,125,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	6,086,719
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,262,000
4,201,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,505,572
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,278,188
5,350,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	5,136,000
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	684,125
3,525,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,507,375
2,550,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	2,620,125
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,031,420
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,430,562
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	417,000
1,050,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,092,000
3,525,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	3,648,375
		TOTAL	153,810,799
		Oil Field Services—0.3%
3,800,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	3,173,000
1,025,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	855,875
4,575,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	3,385,500
		TOTAL	7,414,375
		Packaging—5.1%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,262,500
200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.286%, 12/15/2019	195,250
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	306,750
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,517,375
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	447,684
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,946,937
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,241,875
7,400,000		Ball Corp., 4.00%, 11/15/2023	6,900,500
450,000		Ball Corp., 5.00%, 3/15/2022	453,375
4,900,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	4,869,375
4,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,814,187
14,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	15,068,594
1,100,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	1,104,125
10,775,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	11,152,125
5,500,000		Crown Americas LLC, 4.50%, 1/15/2023	5,221,590
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,047,500
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,995,062
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,420,500
1,200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,189,500
3,550,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	3,483,438
11,550,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,867,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$8,775,000		Reynolds Group, 8.25%, 2/15/2021	$9,147,937
3,026,000		Reynolds Group, 9.875%, 8/15/2019	3,182,974
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,666,625
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	2,941,531
1,250,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,264,063
3,775,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	3,737,250
4,400,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,444,000
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,187,500
		TOTAL	137,077,747
		Paper—0.5%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,047,875
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,565,250
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,725,500
2,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	2,896,563
		TOTAL	14,235,188
		Pharmaceuticals—3.1%
550,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	544,500
6,950,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	7,097,687
3,475,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	3,561,875
8,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	8,643,000
9,300,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	9,520,875
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	8,299,812
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,276,625
2,850,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	2,671,875
2,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,361,344
2,825,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	2,846,188
3,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,811,370
11,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	12,165,094
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,227,500
450,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	465,750
9,200,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	9,441,500
9,275,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	9,576,437
		TOTAL	84,511,432
		Refining—0.4%
4,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	4,045,125
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,363,000
		TOTAL	10,408,125
		Restaurants—1.5%
4,850,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	4,789,375
14,475,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	14,909,250
6,900,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	7,262,250
12,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,256,125
		TOTAL	39,217,000
		Retailers—3.7%
10,250,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	10,352,500
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,389,900
12,000,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	12,600,000
3,800,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	3,990,000
775,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	814,719
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$4,250,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	$3,825,000
3,075,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,909,719
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,424,250
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,251,250
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	819,562
11,800,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	12,390,000
2,375,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,517,500
6,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,688,250
7,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	7,390,250
7,875,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	8,249,062
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,442,750
5,625,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	5,814,844
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	763,063
5,875,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	6,168,750
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,183,250
		TOTAL	98,984,619
		Technology—12.2%
6,150,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	5,227,500
2,700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,396,250
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	6,042,094
4,900,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,630,500
6,675,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	6,808,500
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	5,620,781
3,525,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	3,652,781
5,025,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	4,949,625
5,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	5,458,750
4,075,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	4,069,906
5,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,808,687
7,900,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	8,225,875
6,725,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5,144,625
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	8,287,500
2,400,000	[1,2]	DataTel Inc., Series 144A, 9.625%, 12/1/2018	2,439,000
4,925,000		Emdeon, Inc., 11.00%, 12/31/2019	5,362,094
8,475,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	8,739,844
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,823,500
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,411,750
21,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	22,990,859
1,294,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,371,640
3,700,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	3,931,250
8,150,000		IAC Interactive Corp., 4.75%, 12/15/2022	8,017,562
1,225,000		IAC Interactive Corp., 4.875%, 11/30/2018	1,267,875
9,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	9,123,750
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	14,759,875
15,150,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	15,490,875
11,000,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	11,110,000
800,000		Iron Mountain, Inc., 5.75%, 8/15/2024	803,500
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,556,625
6,925,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	6,855,750
2,410,000		Lender Processing Services, 5.75%, 4/15/2023	2,548,575
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,900,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	$1,928,500
2,325,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,845,469
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,941,094
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,662,062
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,361,375
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,050,156
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,434,063
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,860,750
1,300,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,313,000
3,100,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,235,625
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,407,375
10,375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	10,478,750
5,675,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	5,632,437
2,875,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	2,910,938
1,300,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,325,227
3,200,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	3,185,398
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,713,594
3,725,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	3,636,531
7,300,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	7,528,125
5,875,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	6,058,594
10,525,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	10,906,531
2,550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,674,313
9,075,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	8,031,375
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,758,112
10,675,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	10,718,234
4,125,000		Verisign, Inc., 4.625%, 5/1/2023	3,970,313
1,700,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 4/1/2025	1,700,000
7,250,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	7,866,250
		TOTAL	331,061,889
		Transportation Services—0.5%
5,775,000		HDTFS, Inc., 6.25%, 10/15/2022	5,890,500
4,025,000		Hertz Corp., 5.875%, 10/15/2020	4,095,438
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,172,240
		TOTAL	12,158,178
		Utility - Electric—1.0%
9,400,000		Calpine Corp., 5.75%, 1/15/2025	9,176,750
1,325,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,407,812
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,151,562
85,284	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	85,924
625,000		NRG Energy, Inc., 6.25%, 5/1/2024	623,438
5,700,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	6,262,875
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,758,750
2,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	2,302,875
4,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	4,437,000
		TOTAL	28,206,986
		Wireless Communications—4.0%
6,875,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	6,668,750
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,196,937
4,400,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	4,290,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,350,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	$3,266,250
5,875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,678,893
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	10,150,500
2,200,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,277,000
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,616,875
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,724,125
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	338,000
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	316,125
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	9,223,500
10,300,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,531,750
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,725,934
2,650,000		Sprint Corp., 7.125%, 6/15/2024	2,464,765
8,575,000		Sprint Corp., 7.875%, 9/15/2023	8,382,062
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,733,935
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,573,375
3,675,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	3,776,063
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,243,094
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,667,656
2,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	2,340,406
4,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,372,875
		TOTAL	107,558,870
		Wireline Communications—0.6%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,333,250
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,420,031
4,350,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	4,659,720
5,850,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	5,645,250
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,287,721
		TOTAL	17,345,972
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,648,770,585)	2,632,523,239
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	96,480
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	96,480
		INVESTMENT COMPANY—2.0%
54,017,653	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[8] (AT NET ASSET VALUE)	54,017,653
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $2,703,209,198)[9]	2,686,637,372
		OTHER ASSETS AND LIABILITIES - NET—0.6%[10]	16,393,602
		TOTAL NET ASSETS—100%	$2,703,030,974
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $1,262,582,776, which represented 46.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $1,249,320,852, which represented 46.2% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,707,973,758.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,632,523,239	$0	$2,632,523,239
Equity Securities:
Common Stock
International	—	—	96,480	96,480
Investment Company	54,017,653	—	—	54,017,653
TOTAL SECURITIES	$54,017,653	$2,632,523,239	$96,480	$2,686,637,372
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.34	$6.62	$6.68	$6.35	$6.55	$6.27
Income From Investment Operations:
Net investment income	0.20	0.43[1]	0.47[1]	0.53[1]	0.57	0.61
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.19)	0.04	0.41	(0.19)	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.24	0.51	0.94	0.38	0.90
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.50)	(0.58)	(0.58)	(0.62)
Distributions from net realized gain on investments	(0.01)	(0.07)	(0.07)	(0.03)	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.52)	(0.57)	(0.61)	(0.58)	(0.62)
Net Asset Value, End of Period	$6.32	$6.34	$6.62	$6.68	$6.35	$6.55
Total Return[3]	3.13%	3.53%	7.80%	15.44%	6.04%	15.06%
Ratios to Average Net Assets:
Net expenses	0.02%[4]	0.01%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Net investment income	6.37%[4]	6.50%	7.08%	8.04%	8.75%	9.41%
Expense waiver/reimbursement[6]	—	0.01%	0.02%	0.07%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,703,031	$2,691,244	$2,425,364	$2,340,516	$1,886,499	$1,995,842
Portfolio turnover	18%	29%	30%	38%	34%	37%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The Adviser reimbursed all operating expenses incurred by the Fund.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $54,017,653 of investment in an affiliated holding (Note 5) (identified cost $2,703,209,198)		$2,686,637,372
Income receivable		42,887,520
Receivable for investments sold		1,408,040
TOTAL ASSETS		2,730,932,932
Liabilities:
Payable for investments purchased	$14,188,125
Payable for shares redeemed	155,000
Income distribution payable	13,494,643
Accrued expenses (Note 5)	64,190
TOTAL LIABILITIES		27,901,958
Net assets for 427,672,331 shares outstanding		$2,703,030,974
Net Assets Consist of:
Paid-in capital		$2,733,450,875
Net unrealized depreciation of investments		(16,571,826)
Accumulated net realized loss on investments		(11,375,357)
Distributions in excess of net investment income		(2,472,718)
TOTAL NET ASSETS		$2,703,030,974
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,703,030,974 ÷ 427,672,331 shares outstanding, no par value, unlimited shares authorized		$6.32
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest		$86,694,666
Dividends received from an affiliated holding (Note 5)		17,649
TOTAL INCOME		86,712,315
Expenses:
Custodian fees	$45,810
Transfer agent fee	106,642
Directors'/Trustees' fees (Note 5)	8,847
Auditing fees	15,992
Legal fees	4,596
Portfolio accounting fees	109,503
Printing and postage	5,153
Miscellaneous (Note 5)	8,854
TOTAL EXPENSES		305,397
Net investment income		86,406,918
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(5,607,463)
Net change in unrealized depreciation of investments		2,193,455
Net realized and unrealized loss on investments		(3,414,008)
Change in net assets resulting from operations		$82,992,910
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,406,918	$160,684,103
Net realized gain (loss) on investments	(5,607,463)	37,781,174
Net change in unrealized appreciation/depreciation of investments	2,193,455	(116,809,718)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,992,910	81,655,559
Distributions to Shareholders:
Distributions from net investment income	(88,893,897)	(167,210,812)
Distributions from net realized gain on investments	(4,376,535)	(27,795,938)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,270,432)	(195,006,750)
Share Transactions:
Proceeds from sale of shares	78,962,890	735,168,301
Net asset value of shares issued to shareholders in payment of distributions declared	10,633,665	34,737,087
Cost of shares redeemed	(67,531,968)	(390,674,544)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,064,587	379,230,844
Change in net assets	11,787,065	265,879,653
Net Assets:
Beginning of period	2,691,243,909	2,425,364,256
End of period (including undistributed (distributions in excess of) net investment income of $(2,472,718) and $14,261, respectively)	$2,703,030,974	$2,691,243,909
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013–2/9/2015	$6,437,000	$5,144,625
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005–5/27/2009	$77,867	$85,924
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006–1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010–7/30/2014	$9,711,750	$8,031,375
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2015	Year Ended 12/31/2014
Shares sold	12,344,477	111,273,463
Shares issued to shareholders in payment of distributions declared	1,659,587	5,377,318
Shares redeemed	(10,534,238)	(58,605,829)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,469,826	58,044,952
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $2,707,973,758. The net unrealized depreciation of investments for federal tax purposes was $21,336,386. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,573,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,909,432.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $312,331.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2014	38,813,882
Purchases/Additions	336,820,293
Sales/Reductions	(321,616,522)
Balance of Shares Held 6/30/2015	54,017,653
Value	$54,017,653
Dividend Income	$17,649
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$490,102,455
Sales	$473,172,208
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,031.30	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
High Yield Bond Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

High Yield Bond Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101

31867 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 24, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2015